Opus Small Cap Value ETF
Schedule of Investments
January 31, 2024 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 96.8%
	Basic Materials — 3.2%
28,084	Ashland, Inc.	$2,629,224
131,130	Valvoline, Inc. (a)	4,784,934
		7,414,158
	Communications — 0.5%
96,972	AudioCodes, Ltd.	1,085,117
	Consumer, Cyclical — 12.6%
43,944	Boyd Gaming Corporation	2,790,005
18,102	Casey's General Stores, Inc.	4,912,159
86,565	KB Home	5,158,407
17,224	Marriott Vacations Worldwide Corporation	1,444,921
22,723	MSC Industrial Direct Company, Inc. - Class A	2,242,306
7,692	Murphy USA, Inc.	2,711,584
7,618	Pool Corporation	2,828,183
38,237	RCI Hospitality Holdings, Inc.	2,361,517
35,013	Texas Roadhouse, Inc.	4,401,834
		28,850,916
	Consumer, Non-cyclical — 14.3%
25,650	Bruker Corporation	1,834,232
9,888	Chemed Corporation	5,861,508
46,094	Encompass Health Corporation	3,274,518
57,479	Ensign Group, Inc.	6,507,772
65,221	EVERTEC, Inc.	2,619,275
114,111	Hackett Group, Inc.	2,638,246
29,780	ICF International, Inc.	4,140,611
55,579	Kforce, Inc.	3,798,825
32,310	Service Corporation International	2,168,647
		32,843,634
	Energy — 9.8%
24,474	Chord Energy Corporation	3,763,122
27,621	Civitas Resources, Inc.	1,790,117
85,804	Helmerich & Payne, Inc.	3,454,469
145,638	Kimbell Royalty Partners LP	2,187,483
99,105	Northern Oil and Gas, Inc.	3,320,018
137,826	Sitio Royalties Corporation - Class A	2,939,829
164,823	Viper Energy, Inc.	5,145,773
		22,600,811
	Financial — 28.5% (b)
33,482	Agree Realty Corporation	1,995,862
62,918	American Homes 4 Rent - Class A	2,205,276
112,161	Apple Hospitality REIT, Inc.	1,801,306
38,427	Community Healthcare Trust, Inc.	983,347
171,408	Compass Diversified Holdings	3,786,403
20,188	EastGroup Properties, Inc.	3,581,956
75,339	Enterprise Financial Services Corporation	3,136,363
112,441	Essential Properties Realty Trust, Inc.	2,800,905
63,893	Four Corners Property Trust, Inc.	1,495,735
80,245	German American Bancorp, Inc.	2,658,517
32,338	Hanover Insurance Group, Inc.	4,268,939
17,325	Hingham Institution for Savings	3,202,700
110,852	Home BancShares, Inc.	2,598,371
36,760	Kemper Corporation	2,205,600
218,559	Ladder Capital Corporation	2,388,850
48,270	Lakeland Financial Corporation	3,232,159
45,870	National Storage Affiliates Trust	1,713,245
125,829	NewtekOne, Inc.	1,511,206
183,599	Old Second Bancorp, Inc.	2,500,618
18,803	Primerica, Inc.	4,402,911
133,083	Seacoast Banking Corporation of Florida	3,268,518
57,397	Stock Yards Bancorp, Inc.	2,853,779
39,440	Terreno Realty Corporation	2,355,751
66,480	Washington Trust Bancorp, Inc.	1,848,809
147,593	West BanCorp, Inc.	2,776,224
		65,573,350
	Industrial — 20.8%
23,099	AptarGroup, Inc.	3,000,098
47,960	Arcosa, Inc.	3,754,309
19,809	Comfort Systems USA, Inc.	4,307,863
13,472	Curtiss-Wright Corporation	2,998,463
17,688	Franklin Electric Company, Inc.	1,667,271
33,506	Graco, Inc.	2,858,062
95,040	Graphic Packaging Holding Company	2,424,470
17,063	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	1,254,301
15,099	Kadant, Inc.	4,318,314
15,373	Landstar System, Inc.	2,947,312
24,392	Lincoln Electric Holdings, Inc.	5,420,391
27,595	Owens Corning	4,181,470
27,360	Tetra Tech, Inc.	4,327,805
37,606	UFP Industries, Inc.	4,266,401
		47,726,530
	Technology — 2.1%
22,883	Amdocs, Ltd.	2,097,913
102,681	Sapiens International Corporation NV	2,803,192
		4,901,105
	Utilities — 5.0%
124,434	Atlantica Sustainable Infrastructure plc	2,386,644
65,297	California Water Service Group	2,955,995
58,850	New Jersey Resources Corporation	2,402,846
41,504	Otter Tail Corporation	3,752,791
		11,498,276
	TOTAL COMMON STOCKS (Cost $210,766,494)	222,493,897

	SHORT-TERM INVESTMENTS — 3.2%
7,383,048	First American Treasury Obligations Fund - Class X, 5.25% (c)	7,383,048
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,383,048)	7,383,048

	TOTAL INVESTMENTS (Cost $218,149,542) — 100.0%	229,876,945
	Liabilities in Excess of Other Assets — (0.0)% (d)	(2,368)
	NET ASSETS — 100.0%	$229,874,577

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt.
(a) Non-income producing security.
(b) To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c) Rate shown is the annualized seven-day yield as of January 31, 2024.
(d) Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Opus Small Cap Value ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$222,493,897	$–	$–	$222,493,897
Short-Term Investments	7,383,048	–	–	7,383,048
Total Investments in Securities	$229,876,945	$–	$–	$229,876,945

(a) See Schedule of Investments for breakout by sector classification.
For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.